PLANT AND EQUIPMENT	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
PLANT AND EQUIPMENT
PLANT AND EQUIPMENT
5	PLANT AND EQUIPMENT

Plant and Equipment consisted of the following as of June 30, 2014 and December 31, 2013:

	June 30, 2014	December 31, 2013

Capital work in progress	$170,720	$105,000
Furniture and equipment	26,643	26,643
Field equipment	19,626	16,120
Computer equipment	1,500	3,041
Total cost	218,489	150,804
Less: accumulated depreciation	(34,731)	(28,423)
Property and equipment, net	$183,758	$122,381

Depreciation expense was $7,849 and $13,170 for the six months ended June 30, 2014 and 2013, respectively.
PLANT AND EQUIPMENT.
5	PLANT AND EQUIPMENT

Plant and Equipment consisted of the following as of December 31, 2013 and December 31, 2012:

	December 31, 2013	December 31, 2012

Capital work in progress	$105,000	$-
Furniture and equipment	26,643	-
Field equipment	16,120	-
Computer equipment	3,041	-
Total cost	150,804	-
Less: accumulated depreciation	(28,423)	-
Property and equipment, net	$122,381	$-

Depreciation expense was $28,423 for the year ended December 31, 2013. Depreciation was $0 for the year ended December 31, 2012.